UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: One West Pack Square, Suite 1650
         Asheville, NC 28801





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 12,2003
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      133

Form 13F Information Table Value Total: 82571

List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE

NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
(x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY

3M Company
Common
60253L101
676
5200
Sole


Abbott Laboratories
Common
002824100
789
21000
Sole


AFLAC Incorporated
Common
001055102
272
8500
Sole


Alcoa Inc.
Common
013817101
273
14100
Sole


Allstate Corporation
Common
020002101
281
8500
Sole


Alltel Corporation
Common
020039103
290
6500
Sole


Altria Group, Inc.
Common
02209S103
973
32500
Sole


American Express Company
Common
025816109
657
19800
Sole


American Int'l Group, Inc
Common
026874107
1798
36362
Sole


Amgen, Inc.
Common
031162100
926
16100
Sole


Anadarko Petroleum Corpor
Common
032511107
209
4600
Sole


Analog Devices, Inc.
Common
032654105
211
7700
Sole


Anheuser-Busch Companies,
Common
035229103
554
11900
Sole


AOL Time Warner Inc.
Common
00184A105
610
56250
Sole


Applied Materials, Inc.
Common
038222105
373
29700
Sole


Archer-Daniels-Midland Co
Common
039483102
119
11110
Sole


AT&T Wireless Services
Common
00209A106
205
31123
Sole


Automatic Data Processing
Common
053015103
381
12400
Sole


Bank of America Corporati
Common
060505104
1376
20600
Sole


Bank of New York Co.
Common
064057102
241
11800
Sole


Bank One Corporation
Common
06423A103
560
16200
Sole


Baxter International Inc.
Common
071813109
193
10400
Sole


BellSouth Corporation
Common
079860102
600
27700
Sole


Boeing Company
Common
097023105
383
15300
Sole


Boston Scientific Corp.
Common
101137107
244
6000
Sole


Bristol-Myers Squibb Co.
Common
110122108
517
24500
Sole


Cardinal Health, Inc.
Common
14149Y108
395
6950
Sole


Carnival Corporation
Common
143658102
243
10100
Sole


Caterpillar Inc.
Common
149123101
265
5400
Sole


Cendant Corporation
Common
151313103
166
13100
Sole


Charles Schwab Corp.
Common
808513105
138
19200
Sole


ChevronTexaco Corporation
Common
166764100
1032
15967
Sole


Cisco Systems, Inc.
Common
17275R102
1301
100900
Sole


Citigroup Inc.
Common
172967101
2452
71200
Sole


Clear Channel Communicati
Common
184502102
254
7500
Sole



Coca-Cola Company
Common
191216100
1432
35400
Sole



Colgate-Palmolive Company
Common
194162103
528
9700
Sole




Comcast Corporation - Class A Special Common Stock
Common, Cl A
200300200
318
11600
Sole



Computer Associates Inter
Common
204912109
142
10400
Sole


Corning Incorporated
Common
219350105
61
10500
Sole

Dell Computer Corporation
Common
247025109
906
33200
Sole
Dominion Resources, Inc.
Common
25746U109
393
7100
Sole
Dow Chemical Company
Common
260543103
347
12600
Sole

Duke Energy Corporation
Common
264399106
213
14700
Sole

E.I. DuPont de Nemours
Common
263534109
497
12800
Sole

Electronic Data Systems
Common
285661104
220
12500
Sole

Eli Lilly & Co.
Common
532457108
908
15900
Sole

EMC Corporation
Common
268648102
140
19500
Sole

Emerson Electric Co.
Common
291011104
362
8000
Sole

Exelon Corporation
Common
300657103
201
4000
Sole

Exxon Mobil Corporation
Common
30231G102
3225
92300
Sole

Fannie Mae
Common
313586109
875
13400
Sole

FedEx Corporation
Common
31428X106
247
4500
Sole

Fifth Third Bancorp
Common
316773100
456
9100
Sole

First Data Corporation
Common
319963104
370
10000
Sole

FirstEnergy Corp.
Common
337932107
236
7500
Sole

FleetBoston Financial
Common
339030108
394
16500
Sole

Ford Motor Company
Common
345370860
206
27500
Sole

Freddie Mac
Common
313400301
605
11400
Sole

Gannett Co., Inc.
Common
364730101
387
5500
Sole

Gap, Inc.
Common
364760108
175
12100
Sole

General Electric Company
Common
369604103
3422
134200
Sole

General Mills, Inc.
Common
370334104
227
5000
Sole

General Motors Corporatio
Common
370442105
319
9500
Sole

Genzyme General Division
Common
372917104
273
7500
Sole

Gillette Company
Common
375766102
476
15400
Sole

GLOBAL MULTIMEDIA TR
Common
36239Q109
231
37700
Sole

Harley-Davidson, Inc.
Common
412822108
293
7400
Sole

Hartford Financial Servic
Common
416515104
285
8100
Sole

HCA Inc.
Common
404119109
252
6100
Sole

Hewlett-Packard Company
Common
428236103
532
34242
Sole

Home Depot, Inc.
Common
437076102
789
32400
Sole

Honeywell International
Common
438516106
399
18700
Sole

Illinois Tool Works Inc.
Common
452308109
284
4900
Sole

Intel Corporation
Common
458140100
1564
96100
Sole

International Paper Compa
Common
460146103
314
9300
Sole

Int'l Business Machines C
Common
459200101
1968
25100
Sole

J.P. Morgan Chase & Co.
Common
46625H100
637
26900
Sole

JOHN HANCOCK BK/THRIFT OPP
Common
409735107
1314
187800
Sole

Johnson & Johnson
Common
478160104
2129
36800
Sole

Kimberly-Clark Corp.
Common
494368103
427
9400
Sole

Kohl's Corporation
Common
500255104
254
4500
Sole

Kroger Co.
Common
501044101
149
11400
Sole

Lehman Brothers Holdings
Common
524908100
207
3600
Sole

Lockheed Martin Corporati
Common
539830109
427
9000
Sole

Lowe's Companies, Inc.
Common
548661107
457
11200
Sole

Lucent Technologies Inc.
Common
549463107
43
29300
Sole

Marsh & McLennan Co's
Common
571748102
477
11200
Sole

MBNA Corporation
Common
55262L100
250
16650
Sole

McDonald's Corporation
Common
580135101
277
19200
Sole

Medtronic, Inc.
Common
585055106
830
18400
Sole

Merck & Co., Inc.
Common
589331107
1544
28200
Sole

Merrill Lynch & Co., Inc.
Common
590188108
470
13300
Sole

MetLife, Inc.
Common
59156R108
321
12200
Sole

Micron Technology, Inc.
Common
595112103
86
10600
Sole

Microsoft Corporation
Common
594918104
3827
158100
Sole

Morgan Stanley
Common
617446448
609
15900
Sole

Motorola, Inc.
Common
620076109
246
29800
Sole

National City Corporation
Common
635405103
208
7500
Sole

Omnicom Group Inc.
Common
681919106
222
4100
Sole

Oracle Corporation
Common
68389X105
729
67200
Sole

Paychex, Inc.
Common
704326107
252
9200
Sole

PepsiCo, Inc.
Common
713448108
932
23300
Sole

Pfizer Inc.
Common
717081103
2365
75900
Sole

Pharmacia Corporation
Common
71713U102
597
13800
Sole

Procter & Gamble Co.
Common
742718109
1585
17800
Sole

QUALCOMM, Inc.
Common
747525103
266
7400
Sole

Sara Lee Corp.
Common
803111103
194
10400
Sole

SBC Communications Inc.
Common
78387G103
1089
54300
Sole

Schering-Plough Corp.
Common
806605101
367
20600
Sole

Schlumberger Limited
Common
806857108
368
9700
Sole

Solectron Corporation
Common
83422R106
37
12400
Sole

Southern Company
Common
842587107
281
9900
Sole

Southwest Airlines Co.
Common
844741108
180
12550
Sole

Sprint FON Group
Common
852061100
165
14100
Sole

Sun Microsystems, Inc.
Common
866810104
145
44600
Sole

Target Corporation
Common
87612E106
348
11900
Sole

Texas Instruments
Common
882508104
389
23800
Sole

Tyco International Ltd.
Common
902124106
469
36497
Sole

U.S. Bancorp
Common
902973304
495
26101
Sole

United Technologies Corpo
Common
913017109
514
8900
Sole

UnitedHealth Group Inc.
Common
904922101
458
5000
Sole

Verizon Communications
Common
92343V104
1467
41500
Sole

Viacom Inc.
Common, Cl A
925524308
745
20400
Sole

Wachovia Corporation
Common
929903102
517
15200
Sole

Walgreen Company
Common
931422109
395
13400
Sole

Wal-Mart Stores, Inc.
Common
931142103
3106
59700
Sole

Walt Disney Company
Common
254687106
517
30400
Sole

Washington Mutual Inc.
Common
939322103
465
13200
Sole

Waste Management, Inc.
Common
94106L109
264
12500
Sole

Wells Fargo & Company
Common
949746101
998
22200
Sole

Wyeth
Common
983024100
737
19500
Sole

Yahoo! Inc.
Common
984332106
225
9400
Sole